UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.74%
Aerospace & Defense - 5.64%
Astronics Corp. (a)	3,620	$129,922
CPI Aerostructures, Inc. (a)	5,309	52,347
Cubic Corp.	2,373	112,955
National Presto Industries, Inc.	2,574	198,017
SIFCO Industries, Inc.	5,229	80,370
		573,611
Building Products - 1.23%
Apogee Enterprises, Inc.	4,706	125,556
Capital Markets - 0.11%
Stifel Financial Corp. (a)	314	11,301
Chemicals - 3.97%
Balchem Corp.	1,947	93,475
Hawkins, Inc.	2,454	97,866
KMG Chemicals, Inc.	5,390	119,712
Stepan Co.	1,046	56,515
Zep, Inc.	2,172	36,012
		403,580
Commercial Banks - 1.09%
Bar Harbor Bankshares	1,126	40,468
First of Long Island Corp.	2,252	70,780
		111,248
Commercial Services & Supplies - 1.58%
Mine Safety Appliances Co.	3,218	160,643
Construction & Engineering - 3.98%
Granite Construction, Inc.	13,113	404,667
Construction Materials - 1.14%
Eagle Materials, Inc.	1,569	115,714
Containers & Packaging - 4.08%
Aptargroup, Inc.	7,321	415,247
Electrical Equipment - 1.91%
Espey Manufacturing & Electronics Corp.	2,252	57,539
LSI Industries, Inc.	4,827	39,340
Powell Industries, Inc. (a)	2,051	96,971
		193,850
Electronic Equipment, Instruments & Components - 0.60%
Badger Meter, Inc.	1,368	60,958
Energy Equipment & Services - 10.29%
Dawson Geophysical Co. (a)	1,528	54,870
Dril-Quip, Inc. (a)	1,890	170,951
Gulf Island Fabrication, Inc.	9,573	197,491
Gulfmark Offshore, Inc.	4,827	221,366
RPC, Inc.	5,792	72,921
Unit Corp. (a)	7,280	328,838
		1,046,437
Food & Staples Retailing - 3.17%
Harris Teeter Supermarkets, Inc.	4,304	202,288
Weis Markets, Inc.	2,936	120,112
		322,400
Food Products - 9.69%
Cal-Maine Foods, Inc.	3,298	147,553
Flowers Foods, Inc.	5,969	199,186
J & J Snack Foods Corp.	6,556	497,599
Sanderson Farms, Inc.	1,609	110,892
Tootsie Roll Industries, Inc.	990	31,106
		986,336
Health Care Equipment & Supplies - 7.66%
Atrion Corp.	322	70,995
ICU Medical, Inc. (a)	1,609	114,867
Merit Medical Systems, Inc. (a)	7,337	72,416
Span-America Medical Systems, Inc.	6,355	123,160
Utah Medical Products, Inc.	8,608	398,291
		779,729
Hotels, Restaurants & Leisure - 2.30%
Marcus Corp.	9,814	126,109
Monarch Casino & Resort, Inc. (a)	6,999	107,855
		233,964

Household Durables - 0.31%
Koss Corp.	6,436	31,601
Household Products - 0.71%
Oil-Dri Corp. of America	2,655	72,296
Insurance - 0.84%
Erie Indemnity Co.	1,126	85,475
Leisure Equipment & Products - 6.99%
Johnson Outdoors, Inc. (a)	6,838	169,241
Sturm Ruger & Co., Inc.	10,780	542,018
		711,259
Machinery - 15.10%
Astec Industries, Inc.	5,229	184,688
Columbus McKinnon Corp. (a)	1,850	39,128
Gorman-Rupp Co.	12,887	377,073
Graham Corp.	3,821	106,988
Hardinge, Inc.	12,348	157,437
LB Foster Co.	6,928	306,979
Lincoln Electronic Holdings, Inc.	1,126	67,335
LS Starrett Co.	2,534	25,974
Mfri, Inc. (a)	8,246	63,412
Sun Hydraulics Corp.	4,972	161,341
Twin Disc, Inc.	1,810	45,123
		1,535,478
Marine - 0.89%
Kirby Corp. (a)	1,166	91,041
Media - 0.09%
Value Line, Inc.	1,006	9,134
Metals & Mining - 1.23%
Synalloy Corp.	8,527	125,262
Motor Vehicle Body and Trailer Manufacturing - 0.68%
Thor Industries, Inc.	1,609	68,720
Other Chemical Product and Preparation Manufacturing - 1.19%
CARBO Ceramics, Inc.	1,850	121,915
Road & Rail - 1.72%
Marten Transport Ltd.	2,454	58,871
Old Dominion Freight Lines, Inc. (a)	2,695	116,047
		174,918
Semiconductors & Semiconductor Equipment - 1.76%
Cabot Microelectronics Corp. (a)	2,413	86,265
MKS Instruments, Inc.	3,298	92,839
		179,104
Specialty Retail - 5.49%
Buckle, Inc.	1,890	101,077
Jos A Bank Clothiers, Inc. (a)	10,176	457,208
		558,285
Support Activities for Mining - 0.85%
C&j Energy Services, Inc. (a)	4,626	86,044
Textiles, Apparel & Luxury Goods - 0.45%
Lakeland Industries, Inc. (a)	11,608	46,200
TOTAL COMMON STOCKS (Cost $8,978,407)		$9,841,973

SHORT-TERM INVESTMENTS - 3.75%
Money Market Funds - 3.75%
First American Prime Obligations Fund - class z, 0.000%	381,077	381,077
TOTAL SHORT-TERM INVESTMENTS (Cost $381,077)		381,077

Total Investments (Cost $9,359,484) - 100.49%		10,223,050
Liabilities in Excess of Other Assets - (0.49%)		(49,677)
TOTAL NET ASSETS - 100.00%		$10,173,373

(a) Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$9,359,484
Gross unrealized appreciation	$1,110,335
Gross unrealized depreciation	$(246,769)
Net unrealized appreciation	$863,566

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$9,784,434	$57,539	$-	$9,841,973
Short-Term Investments	-	381,077	-	381,077

Total Investments in Securities	$9,784,434	$438,616	$-	$10,223,050

Transfers between Levels are recognized as of the beginning and end of the fiscal year.

Transfers into Level 1	$-
Transfers out of Level 1	(57,539)
Net transfers in and/or out of Level 1	$(57,539)

Transfers into Level 2	$57,539
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$57,539

The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ John Buckel
                                            John Buckel, President

Date  July 24, 2013

By (Signature and Title) */s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.